Fees Summary	May 11, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	34,777.61
Total Transaction Valuation	251,829,160.38
Total Offset Amount	0.00
Net Fee	$ 34,777.61
Offering Table N/A
Offset Table N/A	N/A